Document and Entity Information	12 Months Ended
Dec. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2012
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Aug 23, 2013
Document Effective Date	Aug 23, 2013
Prospectus Date	Dec 28, 2012

Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in the Dynamic HY Bond Fund's summary section under the heading "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Acquired Fund Fees and Expenses	0.38%
Total Annual Fund Operating Expenses(3)	1.73%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and the removal of the Shareholder Servicing Fee and the contractual fee waiver of the Management Fees.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$176	$545	$939	$2,041

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in the U.S. Government Money Market Fund's summary section under the heading "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (Operating Services Fee)(2)	0.45%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses(3)(4)	0.99%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect the removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
(4)	The Adviser has voluntarily agreed to waive its investment advisory fees and/or reimburse certain expenses of the Fund to the extent that it becomes necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. The Adviser may withdraw this expense limitation at any time. The Adviser may recoup any such waived fees and/or reimbursed expenses within three years provided that such recoupment does not cause the Fund's seven-day yield to fall below 1%.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$101	$315	$547	$1,213

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in the Dynamic HY Bond Fund's summary section under the heading "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Acquired Fund Fees and Expenses	0.38%
Total Annual Fund Operating Expenses(3)	1.73%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and the removal of the Shareholder Servicing Fee and the contractual fee waiver of the Management Fees.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$176	$545	$939	$2,041

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in the U.S. Government Money Market Fund's summary section under the heading "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (Operating Services Fee)(2)	0.45%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses(3)(4)	0.99%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect the removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
(4)	The Adviser has voluntarily agreed to waive its investment advisory fees and/or reimburse certain expenses of the Fund to the extent that it becomes necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. The Adviser may withdraw this expense limitation at any time. The Adviser may recoup any such waived fees and/or reimbursed expenses within three years provided that such recoupment does not cause the Fund's seven-day yield to fall below 1%.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$101	$315	$547	$1,213

Direxion Monthly S&P 500(R) Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly S&P 500(R) Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly S&P 500(R) Bear 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly S&P 500(R) Bear 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly NASDAQ-100(R) Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly NASDAQ-100(R) Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly Small Cap Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly Small Cap Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly Small Cap Bear 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly Small Cap Bear 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly Emerging Markets Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly Emerging Markets Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly Latin America Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly Latin America Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly China Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly China Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly Commodity Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly Commodity Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in each Monthly Fund's summary section under the heading "Fees and Expenses of the Fund" are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Total Annual Fund Operating Expenses(3)	1.35%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Direxion Monthly 7-10 Year Treasury Bear 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Dynamic HY Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in the Dynamic HY Bond Fund's summary section under the heading "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)(2)	0.35%
Acquired Fund Fees and Expenses	0.38%
Total Annual Fund Operating Expenses(3)	1.73%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and the removal of the Shareholder Servicing Fee and the contractual fee waiver of the Management Fees.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$176	$545	$939	$2,041

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and the removal of the Shareholder Servicing Fee and the contractual fee waiver of the Management Fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Dynamic HY Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[2],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[3],[4]
1 Year	rr_ExpenseExampleYear01	176
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,041
U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	df_SupplementTextBlock
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)
Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)
Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)
U.S. Government Money Market Fund (DXMXX)

Each a Series of the Direxion Funds

Supplement dated August 23, 2013 to the
Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI"),
each dated December 28, 2012, as last supplemented July 26, 2013

Effective September 1, 2013, the Board of Trustees (the "Board") of the Direxion Funds (the "Trust") and Rafferty Asset Management, LLC ("Rafferty"), the Trust's adviser, for the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund (collectively, the "Monthly Funds"), Dynamic HY Bond Fund and the U.S. Government Money Market Fund (each a "Fund" and, collectively with the Monthly Funds, the "Funds"), have agreed to the removal of the 0.25% Shareholder Servicing Fee applicable to each Fund.

Rafferty has agreed to, and the Board has approved, a reduction in the Operating Services Fee payable to Rafferty by each Fund, except the U.S. Government Money Market Fund, pursuant to the Operating Services Agreement described in each Fund's Prospectus.  As a result, the Operating Services Fee for each Monthly Fund will change from 0.65% to 0.35% and the Operating Services Fee for the Dynamic HY Bond Fund will change from 0.50% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Dynamic HY Bond Fund.

In accordance with these changes, as described above, as of September 1, 2013:

The "Annual Fund Operating Expenses" table and corresponding "Example" appearing in the U.S. Government Money Market Fund's summary section under the heading "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment(1)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (Operating Services Fee)(2)	0.45%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses(3)(4)	0.99%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect the removal of Shareholder Servicing Fee.
(2)	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
(4)	The Adviser has voluntarily agreed to waive its investment advisory fees and/or reimburse certain expenses of the Fund to the extent that it becomes necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. The Adviser may withdraw this expense limitation at any time. The Adviser may recoup any such waived fees and/or reimbursed expenses within three years provided that such recoupment does not cause the Fund's seven-day yield to fall below 1%.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$101	$315	$547	$1,213

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect the removal of Shareholder Servicing Fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
U.S. Government Money Market Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.45%	[2],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[3],[5],[6]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213

[1]	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of Shareholder Servicing Fee.
[2]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
[3]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and the removal of the Shareholder Servicing Fee and the contractual fee waiver of the Management Fees.
[5]	The Annual Operating Expenses of the Fund have been restated to reflect the removal of Shareholder Servicing Fee.
[6]	The Adviser has voluntarily agreed to waive its investment advisory fees and/or reimburse certain expenses of the Fund to the extent that it becomes necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. The Adviser may withdraw this expense limitation at any time. The Adviser may recoup any such waived fees and/or reimbursed expenses within three years provided that such recoupment does not cause the Fund's seven-day yield to fall below 1%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2013